United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/2012

Date of Reporting Period: Six months ended 08/31/11

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2011

Share Class	Ticker
A	FGOAX
B	FGOBX
C	FGOCX
F	FGOIX

Federated Government Income Securities, Inc.

Fund Established 1986

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2011 through August 31, 2011. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At August 31, 2011, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	73.9%
U.S. Treasury Securities	19.1%
U.S. Government Agency Securities	7.8%
Non-Agency Mortgage-Backed Securities	3.6%
Dollar-Roll Collateral[2]	11.6%
Securities Lending Collateral[3]	4.9%
Other Assets and Liabilities — Net[4]	(20.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions.
3	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 19.1%
		U.S. Treasury Bonds – 5.2%
$3,000,000		3.750%, 8/15/2041	3,075,000
3,750,000		4.375%, 5/15/2040	4,278,223
4,000,000		5.375%, 2/15/2031	5,267,500
6,250,000		6.000%, 2/15/2026	8,583,984
		TOTAL	21,204,707
		U.S. Treasury Notes – 13.9%
12,500,000		1.125%, 12/15/2012	12,654,615
3,000,000		1.500%, 8/31/2018	2,986,406
4,000,000		2.250%, 5/31/2014	4,213,940
5,500,000		2.625%, 6/30/2014	5,859,227
3,000,000		2.750%, 2/15/2019	3,234,250
18,000,000		3.125%, 5/15/2021	19,475,132
8,600,000	[1]	4.750%, 1/31/2012	8,767,297
		TOTAL	57,190,867
		TOTAL U.S. TREASURY (IDENTIFIED COST $73,659,423)	78,395,574
		GOVERNMENT AGENCIES – 7.8%
		Federal Home Loan Mortgage Corporation – 5.3%
13,000,000	[1]	3.000%, 7/28/2014	13,945,006
5,000,000		4.750%, 3/5/2012	5,117,266
2,500,000		5.625%, 11/23/2035	2,791,610
		TOTAL	21,853,882
		Federal National Mortgage Association – 2.5%
10,000,000		3.000%, 9/29/2014	10,018,789
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $30,504,795)	31,872,671
		Mortgage-Backed Securities – 58.4%
		Federal Home Loan Mortgage Corporation – 32.4%
7,000,000	[2]	3.500%, 10/1/2041	7,013,545
19,500,000	[2]	4.000%, 9/1/2041	20,193,705
42,172,538	[2]	4.500%, 4/1/2024 - 9/1/2041	44,537,607
26,871,299		5.000%, 7/1/2019 - 7/1/2040	28,977,404
21,746,561		5.500%, 4/1/2021 - 9/1/2038	23,821,889
1,494,746		6.000%, 4/1/2036	1,661,118
Semi-Annual Shareholder Report

Principal Amount			Value
$5,722,068		7.000%, 9/1/2030 - 4/1/2032	6,519,739
202,738		7.500%, 6/1/2012 - 12/1/2015	218,979
233,333		8.000%, 2/1/2031	268,734
		TOTAL	133,212,720
		Federal National Mortgage Association – 25.6%
16,837,160		3.500%, 1/1/2021 - 4/1/2026	17,723,770
10,000,000	[2]	4.000%, 9/1/2041	10,363,808
25,226,877	[2]	4.500%, 12/1/2019 - 9/1/2041	26,834,573
11,239,907	[2]	5.000%, 12/1/2023 - 9/1/2041	12,130,650
18,685,768		5.500%, 9/1/2034 - 4/1/2036	20,527,191
14,108,217		6.000%, 5/1/2016 - 11/1/2037	15,641,684
436,940		7.000%, 1/1/2031 - 3/1/2032	497,156
876,895		7.500%, 7/1/2028 - 2/1/2030	1,011,525
188,080		8.000%, 2/1/2030 - 1/1/2031	217,084
		TOTAL	104,947,441
		Government National Mortgage Association – 0.4%
125,365		5.500%, 12/20/2014 - 5/20/2018	136,137
78,506		6.000%, 12/15/2013 - 5/15/2024	85,371
33,693		6.500%, 9/15/2013 - 5/20/2016	35,573
172,337		7.000%, 4/20/2016 - 10/15/2028	197,385
148,697		7.500%, 7/15/2029 - 1/15/2031	170,995
24,740		8.000%, 6/15/2017	27,495
85,673		8.500%, 12/15/2029 - 2/15/2030	99,751
203,796		10.500%, 3/15/2016	230,637
116,801		11.000%, 7/15/2013 - 10/15/2019	136,133
263,415		12.000%, 11/15/2012 - 1/15/2016	287,902
92,897		12.500%, 10/15/2013 - 5/15/2015	102,520
11,947		13.000%, 10/15/2012 - 11/15/2014	13,234
		TOTAL	1,523,133
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $225,491,347)	239,683,294
		Collateralized Mortgage Obligations – 11.1%
1,159,407		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	986,720
4,036,521	[3]	Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.537%, 5/15/2036	4,017,286
Semi-Annual Shareholder Report

Principal Amount			Value
$1,960,485	[3]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.517%, 6/15/2036	1,949,573
934,060	[3]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.607%, 8/15/2036	932,118
2,112,305		Federal Home Loan Mortgage Corp. REMIC 3331 FC, 0.637%, 6/15/2037	2,109,229
5,177,909		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	5,457,815
5,500,000		Federal Home Loan Mortgage Corp. REMIC K703 A2, 2.699%, 5/25/2018	5,590,234
675,423	[3]	Federal National Mortgage Association REMIC 2005-63 FC, 0.468%, 10/25/2031	669,555
2,242,311	[3]	Federal National Mortgage Association REMIC 2006-104 FY, 0.558%, 11/25/2036	2,234,188
1,506,527	[3]	Federal National Mortgage Association REMIC 2006-43 FL, 0.618%, 6/25/2036	1,503,800
2,970,460	[3]	Federal National Mortgage Association REMIC 2006-58 FP, 0.518%, 7/25/2036	2,956,164
2,364,617	[3]	Federal National Mortgage Association REMIC 2006-81 FB, 0.568%, 9/25/2036	2,356,027
1,145,725	[3]	Federal National Mortgage Association REMIC 2006-93 FM, 0.598%, 10/25/2036	1,141,939
1,903,535		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,817,146
3,317,262	[3]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.412%, 5/19/2047	1,809,305
2,887,056		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,619,258
997,853		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,005,703
2,679,030		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,684,996
3,229,660		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,842,947
1,583,370	[3]	Washington Mutual 2006-AR1, Class 2A1B, 1.322%, 1/25/2046	947,818
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $48,294,966)	45,631,821
		Commercial Mortgage-Backed Securities – 8.0%
		Commercial Mortgage – 8.0%
3,867,208	[4,5]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,905,784
2,000,000		Federal Home Loan Mortgage Corp., Class A2, 3.292%, 3/15/2044	2,009,650
3,000,000		Federal Home Loan Mortgage Corp., Class A2, 3.341%, 7/15/2046	2,995,067
3,500,000		Federal Home Loan Mortgage Corp., Class A2, 3.386%, 6/10/2016	3,535,173
3,443,430		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,559,623
Semi-Annual Shareholder Report

Principal Amount			Value
$3,414,721	[4,5]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	3,518,245
3,280,468	[4,5]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	3,257,035
7,073,369		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	7,124,208
2,695,221	[4,5]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 10/17/2057	2,724,612
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $32,650,363)	32,629,397
		Repurchase Agreements – 16.5%
20,284,000	[3]	Interest in $2,500,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,004,861 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $2,550,155,329.	20,284,000
27,376,000	[3,6]	Interest in $2,066,000,000 joint repurchase agreement 0.12%, dated 8/11/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,066,227,260 on 9/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $2,123,224,951.	27,376,000
20,266,000	[3]	Interest in $2,500,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,004,861 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $2,550,155,329 (purchased with proceeds from securities lending collateral).	20,266,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	67,926,000
		TOTAL INVESTMENTS — 120.9% (IDENTIFIED COST $478,526,894)[7]	496,138,757
		OTHER ASSETS AND LIABILITIES - NET — (20.9)%[8]	(85,640,617)
		TOTAL NET ASSETS — 100%	$410,498,140

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $13,405,676, which represented 3.3% of total net assets.
Semi-Annual Shareholder Report

5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2011, these liquid restricted securities amounted to $13,405,676, which represented 3.3% of total net assets.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $456,477,319.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is a result of dollar-roll transactions, as well as loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2011	Year Ended February 28 or 29,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.97	$8.95	$8.79	$9.02	$8.81	$8.79
Income From Investment Operations:
Net investment income (loss)	0.13[1]	0.25[1]	0.30[1]	0.34[1]	0.41	0.39[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.24	0.04	0.19	(0.19)	0.20	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.29	0.49	0.15	0.61	0.41
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.33)	(0.38)	(0.40)	(0.39)
Net Asset Value, End of Period	$9.20	$8.97	$8.95	$8.79	$9.02	$8.81
Total Return[2]	4.12%	3.28%	5.69%	1.74%	7.16%	4.75%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	0.99%	0.99%	0.98%	0.99%	0.99%
Net investment income	2.87%[3]	2.81%	3.34%	3.91%	4.48%	4.44%
Expense waiver/reimbursement[4]	0.14%[3]	0.13%	0.18%	0.27%	0.52%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$84,856	$85,368	$80,867	$89,223	$101,931	$76,037
Portfolio turnover	74%	116%	175%	160%	224%	190%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	38%	53%	24%	58%	92%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2011	Year Ended February 28 or 29,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.95	$8.92	$8.76	$8.99	$8.79	$8.76
Income From Investment Operations:
Net investment income	0.10[1]	0.19[1]	0.23[1]	0.27[1]	0.32	0.32[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.23	0.04	0.20	(0.19)	0.21	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.23	0.43	0.08	0.53	0.35
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.27)	(0.31)	(0.33)	(0.32)
Net Asset Value, End of Period	$9.18	$8.95	$8.92	$8.76	$8.99	$8.79
Total Return[2]	3.73%	2.61%	4.91%	0.96%	6.24%	4.09%
Ratios to Average Net Assets:
Net expenses	1.75%[3]	1.75%	1.75%	1.75%	1.75%	1.74%
Net investment income	2.12%[3]	2.05%	2.58%	3.13%	3.72%	3.67%
Expense waiver/reimbursement[4]	0.13%[3]	0.12%	0.12%	0.16%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,307	$15,820	$26,046	$35,383	$39,066	$50,683
Portfolio turnover	74%	116%	175%	160%	224%	190%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	38%	53%	24%	58%	92%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2011	Year Ended February 28 or 29,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.98	$8.95	$8.79	$9.03	$8.82	$8.79
Income From Investment Operations:
Net investment income	0.10[1]	0.19[1]	0.23[1]	0.27[1]	0.34	0.32[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.23	0.04	0.20	(0.20)	0.21	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.23	0.43	0.07	0.55	0.35
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.27)	(0.31)	(0.34)	(0.32)
Net Asset Value, End of Period	$9.21	$8.98	$8.95	$8.79	$9.03	$8.82
Total Return[2]	3.72%	2.61%	4.89%	0.86%	6.36%	4.08%
Ratios to Average Net Assets:
Net expenses	1.75%[3]	1.75%	1.75%	1.75%	1.74%	1.73%
Net investment income	2.11%[3]	2.05%	2.58%	3.11%	3.73%	3.68%
Expense waiver/reimbursement[4]	0.13%[3]	0.12%	0.12%	0.16%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,961	$17,693	$23,286	$24,581	$18,892	$15,779
Portfolio turnover	74%	116%	175%	160%	224%	190%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	38%	53%	24%	58%	92%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2011	Year Ended February 28 or 29,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.96	$8.93	$8.77	$9.01	$8.80	$8.77
Income From Investment Operations:
Net investment income	0.13[1]	0.25[1]	0.30[1]	0.35[1]	0.40	0.39[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.24	0.05	0.19	(0.21)	0.21	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.30	0.49	0.14	0.61	0.42
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.33)	(0.38)	(0.40)	(0.39)
Net Asset Value, End of Period	$9.19	$8.96	$8.93	$8.77	$9.01	$8.80
Total Return[2]	4.13%	3.40%	5.70%	1.62%	7.17%	4.87%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	2.87%[3]	2.81%	3.34%	3.90%	4.48%	4.43%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.12%	0.17%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$297,375	$304,990	$333,922	$347,067	$389,053	$421,515
Portfolio turnover	74%	116%	175%	160%	224%	190%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	38%	53%	24%	58%	92%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

August 31, 2011 (unaudited)

Assets:
Short-term investments in securities, at value	$67,926,000
Long-term investments in securities, at value	428,212,757
Total investments in securities, at value including $19,955,246 of securities loaned (identified cost $478,526,894)		$496,138,757
Cash		741
Income receivable		1,614,015
Receivable for investments sold		8,155,136
Receivable for shares sold		344,627
TOTAL ASSETS		506,253,276
Liabilities:
Payable for investments purchased	74,312,516
Payable for shares redeemed	570,860
Payable for collateral due to broker for securities lending	20,266,000
Income distribution payable	373,791
Payable for Directors'/Trustees' fees	242
Payable for distribution services fee (Note 5)	18,132
Payable for shareholder services fee (Note 5)	89,416
Accrued expenses	124,179
TOTAL LIABILITIES		95,755,136
Net assets for 44,661,717 shares outstanding		$410,498,140
Net Assets Consist of:
Paid-in capital		$408,794,557
Net unrealized appreciation of investments		17,611,863
Accumulated net realized loss on investments		(15,674,653)
Distributions in excess of net investment income		(233,627)
TOTAL NET ASSETS		$410,498,140
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($84,856,043 ÷ 9,219,547 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.20
Offering price per share (100/95.50 of $9.20)	$9.63
Redemption proceeds per share	$9.20
Class B Shares:
Net asset value per share ($11,306,526 ÷ 1,232,065 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.18
Offering price per share	$9.18
Redemption proceeds per share (94.50/100 of $9.18)	$8.68
Class C Shares:
Net asset value per share ($16,960,767 ÷ 1,841,749 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.21
Offering price per share	$9.21
Redemption proceeds per share (99.00/100 of $9.21)	$9.12
Class F Shares:
Net asset value per share ($297,374,804 ÷ 32,368,356 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.19
Offering price per share (100/99.00 of $9.19)	$9.28
Redemption proceeds per share (99.00/100 of $9.19)	$9.10

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended August 31, 2011 (unaudited)

Investment Income:
Interest (including income on securities loaned of $4,049)			$8,066,240
Expenses:
Investment adviser fee (Note 5)		$1,251,258
Administrative fee (Note 5)		162,872
Custodian fees		16,898
Transfer and dividend disbursing agent fees and expenses		227,822
Directors'/Trustees' fees		6,259
Auditing fees		11,834
Legal fees		3,105
Portfolio accounting fees		86,250
Distribution services fee (Note 5)		113,249
Shareholder services fee (Note 5)		510,521
Account administration fee (Note 2)		840
Share registration costs		31,116
Printing and postage		24,365
Insurance premiums		2,486
Taxes		15,352
Miscellaneous		5,676
TOTAL EXPENSES		2,469,903
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(266,821)
Waiver of administrative fee	(4,171)
Reimbursement of shareholder services fee	(11,321)
TOTAL WAIVERS AND REIMBURSEMENT		(282,313)
Net expenses			2,187,590
Net investment income			5,878,650
Realized and Unrealized Gain on Investments:
Net realized gain on investments			6,872,704
Net change in unrealized appreciation of investments			3,814,050
Net realized and unrealized gain on investments			10,686,754
Change in net assets resulting from operations			$16,565,404

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2011	Year Ended 2/28/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,878,650	$12,423,336
Net realized gain on investments	6,872,704	3,453,922
Net change in unrealized appreciation/depreciation of investments	3,814,050	(1,129,530)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,565,404	14,747,728
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,270,360)	(2,606,833)
Class B Shares	(143,278)	(485,278)
Class C Shares	(191,275)	(467,194)
Class F Shares	(4,527,185)	(9,704,084)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,132,098)	(13,263,389)
Share Transactions:
Proceeds from sale of shares	15,659,503	45,146,704
Net asset value of shares issued to shareholders in payment of distributions declared	3,749,732	7,871,156
Cost of shares redeemed	(43,215,266)	(94,753,280)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,806,031)	(41,735,420)
Change in net assets	(13,372,725)	(40,251,081)
Net Assets:
Beginning of period	423,870,865	464,121,946
End of period (including undistributed (distributions in excess of) net investment income of $(233,627) and $19,821, respectively)	$410,498,140	$423,870,865

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2011 (unaudited)

1. ORGANIZATION

Federated Government Income Securities, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended August 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$135
Class F Shares	705
TOTAL	$840

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Semi-Annual Shareholder Report

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

Semi-Annual Shareholder Report

As of August 31, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$19,955,246	$20,266,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 8/31/2011		Year Ended 2/28/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,358,502	$12,292,075	3,191,291	$28,921,977
Shares issued to shareholders in payment of distributions declared	114,239	1,035,499	229,028	2,072,431
Shares redeemed	(1,765,953)	(15,977,241)	(2,944,730)	(26,603,448)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(293,212)	$(2,649,667)	475,589	$4,390,960
	Six Months Ended 8/31/2011		Year Ended 2/28/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	95,781	$870,663	337,640	$3,045,556
Shares issued to shareholders in payment of distributions declared	13,350	120,561	45,310	408,681
Shares redeemed	(645,102)	(5,817,659)	(1,533,992)	(13,848,072)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(535,971)	$(4,826,435)	(1,151,042)	$(10,393,835)
	Six Months Ended 8/31/2011		Year Ended 2/28/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	127,810	$1,159,190	506,712	$4,585,457
Shares issued to shareholders in payment of distributions declared	15,529	140,800	37,009	334,935
Shares redeemed	(271,970)	(2,461,024)	(1,174,128)	(10,597,729)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(128,631)	$(1,161,034)	(630,407)	$(5,677,337)
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2011		Year Ended 2/28/2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	147,531	$1,337,575	948,341	$8,593,714
Shares issued to shareholders in payment of distributions declared	271,152	2,452,872	559,881	5,055,109
Shares redeemed	(2,095,542)	(18,959,342)	(4,841,385)	(43,704,031)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,676,859)	$(15,168,895)	(3,333,163)	$(30,055,208)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,634,673)	$(23,806,031)	(4,639,023)	$(41,735,420)

4. FEDERAL TAX INFORMATION

At August 31, 2011, the cost of investments for federal tax purposes was $456,477,319. The net unrealized appreciation of investments for federal tax purposes was $39,661,438. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,098,411 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,436,973.

At February 28, 2011, the Fund had a capital loss carryforward of $22,268,079 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$771,279
2014	$4,180,055
2015	$9,859,046
2016	$1,538,958
2018	$5,918,741

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2011, the Adviser voluntarily waived $266,821 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS waived $4,171 of its fee. For the six months ended August 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$48,654
Class C Shares	64,595
TOTAL	$113,249

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2011, FSC retained $9,517 of fees paid by the Fund. For the six months ended August 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2011, FSC retained $6,107 in sales charges from the sale of Class A Shares. FSC also retained $278 relating to redemptions of Class C Shares and $4,498 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. This waiver can be modified or terminated at any time. For the six months ended August 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$106,099	$(4,174)
Class B Shares	16,218	—
Class C Shares	21,533	—
Class F Shares	366,671	(7,147)
TOTAL	$510,521	$(11,321)
Semi-Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.75%, 1.75% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2011, were as follows:

Purchases	$16,939,788
Sales	$19,009,766

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2011, there were no outstanding loans. During the six months ended August 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2011, there were no outstanding loans. During the six months ended August 31, 2011, the program was not utilized.

Semi-Annual Shareholder Report

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2011	Ending Account Value 8/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,041.20	$5.08
Class B Shares	$1,000	$1,037.30	$8.96
Class C Shares	$1,000	$1,037.20	$8.96
Class F Shares	$1,000	$1,041.30	$5.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$5.03
Class B Shares	$1,000	$1,016.34	$8.87
Class C Shares	$1,000	$1,016.34	$8.87
Class F Shares	$1,000	$1,020.16	$5.03
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.99%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	0.99%

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated government income securities, inc. (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Government Income Securities, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107

8092706 (10/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 21, 2011